Note 6 Maximum credit risk exposure breakdown by counterparty and product (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	€ 555,442	€ 496,503
On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	7,548	6,192
Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	33,774	30,651
Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	38,126	34,426
Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	10,874	10,610
Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	11,286	8,864
Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	433,575	392,469
Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	20,259	13,292
Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	141,038	134,624
Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	36,329	30,715
Of which credit for consumption [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	81,757	74,965
Of which lending for house purchase [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	106,620	103,397
Of which project finance loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	5,722	5,579
Central banks [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	12,089	10,869
Central banks [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Central banks [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Central banks [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Central banks [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Central banks [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	11,696	10,141
Central banks [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	392	727
Central banks [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Government [member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	30,184	25,907
Government [member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	26	9
Government [member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1	1
Government [member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1,089	1,019
Government [member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	153	162
Government [member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	333	181
Government [member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	27,827	23,871
Government [member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	756	665
Government [member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	187	213
Government [member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	7,299	6,530
credit institutions [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	32,623	24,377
credit institutions [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
credit institutions [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
credit institutions [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	144	135
credit institutions [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
credit institutions [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	10,377	8,120
credit institutions [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	13,936	10,418
credit institutions [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	8,166	5,704
credit institutions [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
credit institutions [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	11,713	8,628
Other financial corporations [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	28,992	23,522
Other financial corporations [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	92	24
Other financial corporations [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	4	4
Other financial corporations [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	2,122	1,600
Other financial corporations [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	15	18
Other financial corporations [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	576	563
Other financial corporations [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	20,834	17,027
Other financial corporations [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	5,349	4,286
Other financial corporations [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1,208	889
Other financial corporations [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1,155	624
Non financial corporations [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	244,248	218,004
Non financial corporations [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	3,970	3,424
Non financial corporations [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	2,728	2,585
Non financial corporations [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	34,490	31,541
Non financial corporations [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	10,442	10,166
Non financial corporations [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Non financial corporations [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	191,403	168,758
Non financial corporations [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1,215	1,530
Non financial corporations [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	34,109	31,091
Non financial corporations [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	13,511	11,963
Non financial corporations [Member] | Of which project finance loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	5,722	5,579
Households [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	207,306	193,824
Households [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	3,459	2,735
Households [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	31,040	28,061
Households [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	282	131
Households [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	264	263
Households [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Households [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	167,879	162,253
Households [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	4,381	380
Households [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	105,535	102,431
Households [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	2,650	2,970
Households [Member] | Of which credit for consumption [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	81,757	74,965
Households [Member] | Of which lending for house purchase [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	106,620	103,397
Gross Carrying Amount [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	568,616	508,872
Gross Carrying Amount [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	7,900	6,479
Gross Carrying Amount [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	36,506	33,113
Gross Carrying Amount [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	38,438	34,723
Gross Carrying Amount [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	11,113	10,862
Gross Carrying Amount [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	11,288	8,865
Gross Carrying Amount [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	443,065	401,489
Gross Carrying Amount [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	20,307	13,342
Gross Carrying Amount [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	143,351	137,107
Gross Carrying Amount [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	36,531	30,955
Gross Carrying Amount [Member] | Of which credit for consumption [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	87,835	80,560
Gross Carrying Amount [Member] | Of which lending for house purchase [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	107,994	104,890
Gross Carrying Amount [Member] | Of which project finance loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	€ 5,829	€ 5,663